Segments of Operations - Earnings before income taxes by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Earnings before realized gains and income taxes	$ 365	$ 361	$ 394
Realized gains (losses) on securities	132	(105)	(13)
Earnings before income taxes	497	256	381
Annuity
Segment Reporting Information [Line Items]
Earnings before realized gains and income taxes	363	363	385
Run-off Life
Segment Reporting Information [Line Items]
Earnings before realized gains and income taxes	$ 2	$ (2)	$ 9